Employee Benefits - Schedule of Share-based Compensation Expenses Recognized as Employee Benefit Expenses (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	€ 2,109	€ 3,254	€ 4,554	€ 7,880
Research and development costs [member]
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	714	673	1,525	1,798
Management and administration costs [member]
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	1,343	2,376	2,852	5,782
Other expenses [member]
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	€ 52	€ 205	€ 177	€ 300